Investment Objectives and Goals - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025
DISCIPLINED CORE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined Core Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth by investing in common stocks.
Objective, Secondary [Text Block]	Income is a secondary objective.
DISCIPLINED GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
EQUITY GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Equity Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth by investing in common stocks.
GLOBAL GOLD FUND
Prospectus [Line Items]
Risk/Return [Heading]	Global Gold Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

SMALL COMPANY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Company Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth by investing primarily in common stocks of small companies.
UTILITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Utilities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.